Offerings	Sep. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	99,605,289
Proposed Maximum Offering Price per Unit	0.122
Maximum Aggregate Offering Price	$ 12,151,845.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,860.45
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. Consists of 99,605,289 common shares offered by selling shareholders. Estimated solely for the purpose of calculating the registration fees pursuant to Rule 457(c) promulgated under the Securities Act based upon the average of the high and low prices of the common shares as quoted on the OTCQB on September 23, 2025, which was $0.122.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	27,917,510
Proposed Maximum Offering Price per Unit	0.056
Maximum Aggregate Offering Price	$ 1,563,380.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 239.35
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. Consists of 27,917,510 shares of Common Shares issuable upon exercise of common shares purchase warrants held by selling shareholders exercisable at $0.056 per share. Consists of 41,707,215 shares of Common Shares issuable upon exercise of common stock purchase warrants held by selling shareholders exercisable at $0.056 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	41,707,215
Proposed Maximum Offering Price per Unit	0.056
Maximum Aggregate Offering Price	$ 2,335,604.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 357.58
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. Consists of 41,707,215 shares of Common Shares issuable upon exercise of common stock purchase warrants held by selling shareholders exercisable at $0.056 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	25,155,554
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 1,509,333.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 231.08
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. Consists of 25,155,554 shares of Common Shares issuable upon exercise of common stock purchase warrants held by selling shareholders exercisable at $0.06 per share.